Equity Award Plans - Schedule of Activity for Restricted Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Restricted Stock Awards and Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Awards and Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Awards and Restricted Stock Units [Member]	Dec. 31, 2013 Restricted Stock Awards and Restricted Stock Units [Member] Outside Of The Plans [Member]	Dec. 31, 2012 Restricted Stock Awards and Restricted Stock Units [Member] Outside Of The Plans [Member]	Dec. 31, 2011 Restricted Stock Awards and Restricted Stock Units [Member] Outside Of The Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance, shares outstanding			1,895,000	0	0	1,114,000	1,220,000	0
Granted (shares)	1,949,000	2,335,000	1,949,000	2,335,000			352,000	1,220,000
Vested (shares)			(1,509,000)	(440,000)		(606,000)	(458,000)
Canceled/forfeited (shares)	(173,000)		(262,000)
Granted in connection with acquisitions (shares)						1,021,000
Ending balance, shares outstanding			2,073,000	1,895,000	0	1,529,000	1,114,000	1,220,000
Vested and expected to vest (shares)			1,844,000			1,361,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Granted, weighted-average grant-date fair value (usd per share)			$ 31.59	$ 2.31			$ 5.44	$ 0.47
Granted in connection with acquisitions, weighted-average grant-date fair value (usd per share)			$ 37.65
Unvested, weighted-average remaining contractual term			1 year 8 months 12 days
Vested and expected to vest, weighted-average remaining contractual term			1 year 8 months 12 days
Unvested, aggregate intrinsic value			$ 157,108
Vested and expected to vest, aggregate intrinsic value			$ 139,773